Long-term investments, net (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Jan. 30, 2023
Total expenses		$ 48,318,747	$ (5,807,811)
Loss from equity method investments		(610,336)			$ (308,681)
Share issued for acquisition, value		2,000,000
Issuance of ordinary shares for acquisition, amount		2,000,000
Long-term investments, net		39,994,353		$ 39,994,353	$ 40,604,689
Ynong [Member]
Cash payable by entity		$ 6,365,348		$ 6,365,348
Issuance of ordinary shares for acquisition in exchange		4,500
Common Class A [Member]
Ordinary shares, issued		3,010,000.00		3,010,000.00			10,396,974
Common Class A [Member] | Ynong [Member]
Cash payable by entity	$ 6,365,348	$ 6,365,348		$ 6,365,348		$ 6,365,348
Share issued for acquisition, value	$ 10,000,000
Share issued for acquisition	4,500
Ordinary shares, issued					50,000,000
Ordinary shares, value					$ 10,000,000
Issuance of ordinary shares for acquisition in exchange	4,500
Issuance of ordinary shares for acquisition, amount	$ 24,548,022				24,548,022
Issuance of ordinary shares for acquisition, shares	50,000,000
Long-term investments, net	$ 40,913,370
Purchase of investments					(5,650,000)
Share of net loss from equity investee		919,017			308,681
Remaining acquisition consideration payable		90,625		90,625	$ 715,348
Repayment to seller		$ 624,723
Purchase Agreement [Member]
Description of agreement		pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns 90% of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business			pursuant to which the Seller agreed to sell and the Purchaser agreed to purchase 4,500 shares of Ynong ordinary shares (the “Ynong Shares”), of which represents forty-five percent (45%) of the issued and outstanding Ynong ordinary shares to the Purchaser. Ynong directly owns 90% of the issued and outstanding equity of an Indonesian entity, PT Grand Indonesia Forestmates (“PGIF”), and PGIF and two Indonesian citizens, collectively, directly owns 90% and 10%, respectively, of another Indonesian entity, PT Wana Arga Nusantara (“PWAN”), which is the operating business
Cash payable by entity		$ 6,365,348		6,365,348
Assigned receivables		$ 24,548,022		$ 24,548,022
Purchase Agreement [Member] | Class A Ordinary Shares [Member]
Ordinary shares, issued		50,000,000		50,000,000
Ordinary shares, value		$ 10,000,000		$ 10,000,000
Ordinary shares, per share		$ 0.20		$ 0.20
Issuance of ordinary shares for acquisition, amount		$ 24,548,022			$ 24,548,022
Issuance of ordinary shares for acquisition, shares		50,000,000			50,000,000
Equity Methord Investment [Member]
Total revenue				$ 0
Total expenses		$ 1,088,405
Loss from equity method investments		$ 610,336			$ 308,681